Off Balance Sheet Transactions - Schedule of Different Off Balance Sheet Transactions (Detail) - ARS ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial investments [line items]
Custody of government and private securities and other assets held by third parties		$ 3,487,291,513	$ 2,257,608,251
Preferred and other collaterals received from customers	[1]	804,907,126	583,896,569
Securities received guarantee repurchase transactions		679,456,540	212,163,266
Outstanding checks not yet paid		79,104,701	62,104,463
Checks already deposited and pending clearance		109,014,652	52,405,298
Written-off credits		$ 29,954,761	$ 20,246,250

[1]	Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force on this matter.